Market Concentrations	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Market Concentrations	Market Concentrations
The Company is focused on the acquisition, development and commercialization of branded prescription products. The Company’s principal financial instruments subject to potential concentration of credit risk are accounts receivable, which are unsecured, and cash equivalents. The Company’s cash equivalents consist primarily of money market funds. Certain bank deposits may be in excess of the insurance limits provided by the Federal Deposit Insurance Corporation.
The Company’s primary customers are wholesale pharmaceutical distributors in the U.S.  Total revenues by customer for each customer representing 10% or more of consolidated revenues are summarized below for the years ended December 31:

	2019	2018	2017

Customer 1	31%	28%	28%
Customer 2	28%	25%	29%
Customer 3	17%	26%	21%
*: less than 10% of total
The Company’s accounts receivable, net of allowances, due from the customers representing 10% or more of consolidated revenue was 59% and 72% at December 31, 2019 and 2018, respectively.